FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Accounts receivable, accounts payable, and accrued liabilities as of March 31, 2014 and December 31, 2013 approximate their fair value due to the short-term maturities of these financial instruments. The carrying amounts of the long-term debt under the LOC approximates its fair value as of March 31, 2014 and December 31, 2013 due to the short term maturities of the underlying variable rate LIBOR agreements. This represents a Level 2 fair value measurement.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. During the periods presented, there were no transfers between fair value hierarchical levels.

Our Redeemable Preferred Stock was redeemed in February 2014 with proceeds from our IPO, eliminating the associated Put Option. In addition, the redeemable feature of our Redeemable Common Stock was terminated upon the IPO. See Note 1, Organization, “2014 Initial Public Offering,” for further information. As such, corresponding fair values are zero as of March 31, 2014.

	December 31, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option—Redeemable Preferred Stock	$490	$—	$—	$490
Redeemable Common Stock	81,010	—	—	81,010

Total items measured at fair value on a recurring basis	$81,500	$—	$—	$81,500

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. During the periods presented, there were no transfers between fair value hierarchical levels.

	Balance as of December 31, 2012	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option - Series A Preferred Stock	$782	$—	$—	$782
Redeemable Common Stock	17,246	—	—	17,246

Total items measured at fair value on a recurring basis	$18,028	$—	$—	$18,028

	Balance as of December 31, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option - Series A Preferred Stock	$490	$—	$—	$490
Redeemable Common Stock	81,010	—	—	81,010

Total items measured at fair value on a recurring basis	$81,500	$—	$—	$81,500

Changes in Fair Value of Recurring Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2014 were as follows (in thousands):

Balance as of December 31, 2013	$81,500
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	8,357
Adjustments to fair value measurement impacting the Statement of Operations	(490)
Termination of Redemption Feature on common stock and Put Option	(89,367)

Balance as of March 31, 2014	$—

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2013 were as follows (in thousands):

Balance as of January 1, 2012	$16,426
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	1,745
Adjustments to fair value measurement impacting the Statement of Operations	(143)

Balance as of January 1, 2013	18,028
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	63,764
Adjustments to fair value measurement impacting the Statement of Operations	(292)

Balance as of December 31, 2013	$81,500